AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.5%
Asset-Backed Securities — 1.0%
Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands),
Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
6.436%(c)	10/17/30	1,410	$1,411,011
Golub Capital Partners Static Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.512%(c)	04/20/33	1,076	1,076,670
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
6.512%(c)	10/20/31	1,018	1,021,843
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.567%(c)	04/17/30	362	361,819

Total Asset-Backed Securities (cost $3,864,110)			3,871,343
Convertible Bonds — 0.1%
Retail
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	364	126,417
4.000%	11/15/29	496	177,502

Total Convertible Bonds (cost $687,079)			303,919
Corporate Bonds — 82.6%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28	335	299,680
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,110	1,091,197
9.000%	09/15/28	125	132,891
CMG Media Corp.,
Gtd. Notes, 144A (original cost $484,388; purchased 12/02/20 - 02/19/21)(f)
8.875%	12/15/27	445	264,131
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	02/15/31(a)	400	427,006
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29(a)	570	542,892
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29	395	382,494
Summer BC Bidco B LLC,
Sr. Sec’d. Notes, 144A
5.500%	10/31/26	400	395,180
			3,535,471
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense — 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.930%	05/01/60	340	$326,329
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	550	553,746
7.000%	06/01/32	150	156,450
7.125%	06/15/26	94	95,382
7.250%	07/01/31	160	168,725
7.500%	02/01/29(a)	500	527,690
8.750%	11/15/30(a)	1,279	1,400,505
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	11/30/29	175	189,930
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	125	120,830
5.500%	11/15/27	630	627,885
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	265	268,756
6.375%	03/01/29	360	371,296
6.625%	03/01/32	1,305	1,360,137
			6,167,661
Agriculture — 0.2%
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30(a)	450	454,147
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	450	456,546
			910,693
Airlines — 1.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28(a)	100	102,333
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	15	14,543
5.750%	04/20/29(a)	1,498	1,490,735
JetBlue Airways Corp./JetBlue Loyalty LP,
Sr. Sec’d. Notes, 144A
9.875%	09/20/31	350	367,763
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	225	221,610
4.625%	04/15/29(a)	472	456,041
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	275	235,125
7.875%	05/01/27	575	559,187
9.500%	06/01/28	545	532,738
			3,980,075
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	150	$141,866
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	800	706,016
			847,882
Auto Manufacturers — 0.5%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29	555	558,597
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	200	165,730
9.625%	04/22/30	250	296,084
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	190	201,172
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	525	534,384
Wabash National Corp.,
Gtd. Notes, 144A
4.500%	10/15/28	245	224,980
			1,980,947
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
8.250%	04/15/31(a)	360	381,125
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	100	103,000
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	58	57,986
6.500%	04/01/27(a)	470	471,555
6.875%	07/01/28	225	224,425
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	290	290,000
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	842	842,253
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	200	179,336
4.500%	02/15/32	150	132,989
5.375%	11/15/27	420	417,199
5.625%	06/15/28	150	147,197
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	325	332,840
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	07/15/31(a)	1,015	916,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Phinia, Inc.,
Gtd. Notes, 144A
6.625%	10/15/32	85	$85,645
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	110	113,757
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	950	877,789
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	325	323,109
			5,896,650
Banks — 0.4%
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	429	414,933
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	275	275,579
7.625%	05/01/26	250	252,439
12.000%	10/01/28	25	27,328
12.250%	10/01/30	200	224,046
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	400	356,236
Wells Fargo & Co.,
Jr. Sub. Notes
6.850%(ff)	09/15/29(oo)	100	104,387
			1,654,948
Building Materials — 2.4%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	515	505,413
6.375%	03/01/34	165	171,379
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	200	202,530
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A
5.450%	11/19/29	200	202,050
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	535	473,245
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	335	338,459
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	12/15/30	745	768,109
6.750%	07/15/31	100	104,341
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	771	760,419

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	100	$97,894
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31	410	436,473
Masterbrand, Inc.,
Gtd. Notes, 144A
7.000%	07/15/32	415	435,649
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	485	502,752
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	615	598,818
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30	125	118,748
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	321	322,731
8.875%	11/15/31	560	604,197
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/32	90	93,390
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	245	218,410
4.375%	07/15/30	1,305	1,233,519
5.000%	02/15/27	170	168,747
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	233	230,819
7.250%	01/15/31	365	386,717
			8,974,809
Chemicals — 1.8%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	400	429,063
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%
7.100%	09/30/29	232	130,633
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	70	71,772
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	339	317,094
Chemours Co. (The),
Gtd. Notes, 144A
4.625%	11/15/29	260	232,772
5.750%	11/15/28	460	436,582
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%
15.000%	12/06/28^	308	$292,340
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	480	457,433
INEOS Finance PLC (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	200	202,125
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.625%	03/15/29(a)	540	577,800
NOVA Chemicals Corp. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	11/15/28	350	372,981
Sr. Unsec’d. Notes, 144A
9.000%	02/15/30	475	514,572
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/31(a)	200	208,135
9.750%	11/15/28	625	667,445
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	290	277,312
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30(a)	200	179,908
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	575	583,601
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.125%	04/01/29	455	218,400
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	123	114,823
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	325	320,237
7.375%	03/01/31	50	52,351
			6,657,379
Coal — 0.2%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	286	292,792
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	180	184,950
10.750%	05/15/26	259	268,713
			746,455
Commercial Services — 4.4%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)	860	822,660

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	123	$121,801
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	435	444,643
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	875	780,166
9.750%	07/15/27	875	876,463
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	630	590,877
4.625%	06/01/28	200	187,000
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	240	214,932
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	600	561,227
4.625%	10/01/27	20	19,568
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29(a)	505	475,240
4.750%	10/15/29	175	167,799
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	175	164,372
5.375%	03/01/29	730	682,485
5.750%	07/15/27	532	529,430
Block, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/31(a)	635	578,770
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	590	632,902
Brink’s Co. (The),
Gtd. Notes, 144A
6.750%	06/15/32	325	339,166
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27	350	342,453
7.750%	02/15/28	300	312,000
GEO Group, Inc. (The),
Sr. Sec’d. Notes
8.625%	04/15/29	500	519,829
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	449	448,530
6.625%	06/15/29	145	150,240
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	890	700,990
5.000%	12/01/29	110	72,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	10/15/24	484	$18,150
6.000%	01/15/28	379	64,430
7.125%	08/01/26	255	43,350
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	950	912,752
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	375	345,555
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28	290	290,046
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	76	68,826
4.000%	05/15/31	100	92,506
5.125%	06/01/29	635	633,695
5.750%	10/15/32	155	156,002
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
6.750%	08/15/32	445	464,982
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,075	981,007
4.875%	01/15/28	275	273,220
5.250%	01/15/30	535	535,376
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	225	201,188
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	100	106,780
Wand NewCo 3, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	01/30/32	185	194,813
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	80	82,418
7.375%	10/01/31(a)	360	380,280
			16,581,669
Computers — 1.0%
Ahead DB Holdings LLC,
Gtd. Notes, 144A
6.625%	05/01/28	320	309,674
Amentum Escrow Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/01/32	120	125,211
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	205	216,394
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	665	648,844

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	862	$948,991
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	670	657,379
5.125%	04/15/29	190	185,839
Seagate HDD Cayman,
Gtd. Notes
3.125%	07/15/29	650	583,375
9.625%	12/01/32	165	191,055
			3,866,762
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	174	172,912
Perrigo Finance Unlimited Co.,
Gtd. Notes
6.125%	09/30/32(a)	175	176,015
			348,927
Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,000	938,373
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	370	393,014
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	51,575
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	65	67,657
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(a)(d)	451	189,873
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	250	267,552
			1,908,044
Diversified Financial Services — 2.9%
Ally Financial, Inc.,
Sub. Notes
5.750%	11/20/25	265	266,256
6.700%	02/14/33	250	256,227
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
9.750%	03/15/29	325	343,642
Coinbase Global, Inc.,
Gtd. Notes, 144A
3.375%	10/01/28	175	157,430
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/30	200	210,756
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
9.125%	05/15/31	160	$164,335
9.250%	02/01/29	110	114,431
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.875%	04/15/29	60	62,524
8.000%	02/15/27	175	182,164
Sr. Unsec’d. Notes, 144A
5.875%	03/15/30	70	70,092
8.000%	06/15/28	150	160,260
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	125	122,812
9.250%	12/01/28	15	16,189
Sr. Unsec’d. Notes, 144A
7.625%	07/01/29	100	103,562
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.625%	09/01/28	335	328,029
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	250	237,907
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	150	132,352
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	135	126,928
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	70	73,047
6.500%	03/26/31	135	142,919
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,160	1,112,588
5.500%	08/15/28	195	193,189
5.750%	11/15/31	150	146,970
6.000%	01/15/27	682	681,915
6.500%	08/01/29	120	122,088
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29(a)	400	388,064
6.750%	06/25/25	125	125,803
9.375%	07/25/30	25	27,736
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	250	231,875
4.000%	09/15/30	200	178,055
6.625%	01/15/28	510	519,543
7.125%	03/15/26	1,359	1,388,388
7.125%	11/15/31	225	227,791
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	325	310,233
5.375%	10/15/25	225	224,759

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
5.750%	09/15/31(a)	125	$122,513
7.125%	11/15/30	120	124,335
7.875%	12/15/29	90	95,914
PRA Group, Inc.,
Gtd. Notes, 144A
8.875%	01/31/30	140	145,712
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29	671	631,337
3.875%	03/01/31	605	557,258
			10,827,928
Electric — 3.5%
Alpha Generation LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/32	80	81,196
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	200	195,248
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	1,350	1,307,412
5.125%	03/15/28	2,341	2,306,919
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% or PIK 12.000%
13.000%	06/01/28	354	297,229
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	525	528,849
Gtd. Notes, 144A
3.375%	02/15/29	75	69,933
3.625%	02/15/31	975	884,033
3.875%	02/15/32(a)	250	227,869
5.250%	06/15/29	915	911,994
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	350	394,580
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	576	571,307
5.250%	07/01/30	175	173,965
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	395	386,675
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	875	915,005
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	100	107,406
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	995	963,420
5.000%	07/31/27	725	720,358
5.625%	02/15/27	1,032	1,030,672
6.875%	04/15/32	160	168,434
7.750%	10/15/31	735	791,090
			13,033,594
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	510	$483,068
4.750%	06/15/28	542	526,479
EnerSys,
Gtd. Notes, 144A
4.375%	12/15/27	435	422,761
6.625%	01/15/32	35	36,239
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	484	500,194
6.625%	03/15/32	310	322,754
7.250%	06/15/28(a)	438	448,442
			2,739,937
Electronics — 0.5%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29(a)	585	571,964
EquipmentShare.com, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/28	465	485,794
Imola Merger Corp.,
Sr. Sec’d. Notes, 144A
4.750%	05/15/29	416	405,980
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	420	401,645
			1,865,383
Engineering & Construction — 0.5%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30	75	80,270
Dycom Industries, Inc.,
Gtd. Notes, 144A
4.500%	04/15/29	415	400,675
Global Infrastructure Solutions, Inc.,
Gtd. Notes, 144A
5.625%	06/01/29	600	588,910
MasTec, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/29	280	281,065
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32	225	207,283
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	495	482,314
			2,040,517
Entertainment — 2.9%
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29	465	447,818

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	1,535	$1,460,718
8.125%	07/01/27	350	357,401
Sr. Sec’d. Notes, 144A
6.500%	02/15/32	615	636,104
7.000%	02/15/30	785	820,229
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	225	225,108
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.250%	07/15/29	300	294,795
6.500%	10/01/28	225	227,895
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	200	200,246
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.250%	07/15/28(a)	330	324,440
5.875%	03/15/26	200	200,009
7.000%	08/01/32(a)	85	88,808
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	200	204,260
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	450	437,343
6.750%	02/15/29	100	95,519
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26	398	397,201
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	1,000	1,020,111
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	375	359,486
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	75	68,323
5.625%	01/15/27(a)	650	643,429
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	275	187,726
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	325	322,696
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,208	1,193,086
7.125%	02/15/31(a)	565	611,587
Sr. Unsec’d. Notes, 144A
6.250%	03/15/33(a)	140	141,890
			10,966,228
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Environmental Control — 0.7%
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28		724	$693,230
4.375%	08/15/29(a)		437	417,335
4.750%	06/15/29		25	24,312
Sr. Sec’d. Notes, 144A
6.750%	01/15/31(a)		340	355,725
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28		205	197,962
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29		235	228,975
Reworld Holding Corp.,
Gtd. Notes
5.000%	09/01/30		300	281,677
Gtd. Notes, 144A
4.875%	12/01/29		305	287,152
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32		60	62,250
				2,548,618
Foods — 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29(a)		850	792,043
4.625%	01/15/27(a)		610	594,989
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		43	42,944
5.250%	09/15/27		1,025	983,487
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		235	245,754
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	300	396,362
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		50	46,901
4.375%	01/31/32		75	69,545
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26		65	65,816
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27		561	559,131
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32		250	222,073
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		789	754,644
5.500%	12/15/29		521	517,281
5.625%	01/15/28		6	6,052
6.375%	03/01/33		110	111,836

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Sr. Sec’d. Notes, 144A
6.250%	02/15/32	375	$386,305
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	175	163,609
6.250%	10/15/34	45	45,355
US Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/15/33	65	65,080
			6,069,207
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	308	302,354
5.875%	08/20/26	708	705,132
			1,007,486
Healthcare-Products — 0.9%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	492	481,052
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	2,949	2,791,854
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	175	171,711
			3,444,617
Healthcare-Services — 3.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28	582	566,702
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
3.125%	02/15/29	380	373,408
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31	810	711,834
5.625%	03/15/27	460	452,426
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,750	2,477,729
4.625%	06/01/30	745	709,056
6.875%	09/01/32	210	216,962
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	491	481,896
4.750%	02/01/30	260	254,082
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	275	269,643
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,000	941,718
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	700	$504,969
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	09/01/29	65	66,984
Tenet Healthcare Corp.,
Sec’d. Notes
6.250%	02/01/27	574	575,020
Sr. Sec’d. Notes
4.250%	06/01/29	1,697	1,637,738
4.375%	01/15/30	450	431,972
4.625%	06/15/28	300	294,699
6.125%	06/15/30	1,730	1,759,180
Sr. Unsec’d. Notes
6.875%	11/15/31	825	903,066
			13,629,084
Home Builders — 2.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	226	217,178
4.625%	04/01/30	361	346,735
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	775	774,569
7.250%	10/15/29(a)	550	564,978
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	175	181,818
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	709	667,204
6.250%	09/15/27	300	299,493
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	200	190,000
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	215	228,975
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	475	463,560
KB Home,
Gtd. Notes
4.800%	11/15/29	736	728,534
Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A
8.875%	04/01/29	355	374,425
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	200	186,697
4.950%	02/01/28	150	147,427
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,100	1,047,750

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/29	115	$121,180
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	275	269,928
4.750%	04/01/29(a)	350	339,403
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	175	186,472
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	825	838,819
5.875%	06/15/27	150	153,169
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	420	427,692
			8,756,006
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	555	517,169
Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	925	866,424
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	06/30/31	200	200,750
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	325	306,313
			1,373,487
Housewares — 1.1%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25	605	605,008
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	09/15/27(a)	380	385,247
6.625%	09/15/29	450	455,466
6.875%	04/01/36	330	314,369
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	600	550,704
4.375%	02/01/32	350	323,997
4.500%	10/15/29(a)	1,061	1,019,253
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A (original cost $471,793; purchased 01/21/22 - 03/07/24)(f)
6.500%	10/01/29	600	382,816
			4,036,860
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.7%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	140	$144,184
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	625	645,065
8.500%	06/15/29	125	130,696
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	300	287,967
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	225	216,817
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	200	191,258
HUB International Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/30	570	594,267
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29(a)	305	299,151
			2,509,405
Internet — 0.4%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	650	618,070
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	258,109
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	150	140,793
Shutterfly Finance LLC,
Sec’d. Notes, 144A, Cash coupon 8.500% or PIK 4.250%
8.500%	10/01/27(a)	258	222,097
Sr. Sec’d. Notes, 144A
9.750%	10/01/27(a)	56	56,384
			1,295,453
Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	640	613,315
Iron/Steel — 1.0%
ATI, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	425	424,600
7.250%	08/15/30	110	117,214
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	429	434,624
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28	575	578,872
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.875%	06/01/27	64	64,120

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Gtd. Notes, 144A
4.625%	03/01/29	130	$122,838
6.750%	04/15/30	815	828,718
7.000%	03/15/32(a)	150	151,670
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	325	308,687
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28(a)	225	239,625
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29	270	273,965
			3,544,933
Leisure Time — 3.1%
Acushnet Co.,
Gtd. Notes, 144A
7.375%	10/15/28	255	268,936
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31(a)	720	738,662
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	1,215	1,227,636
6.000%	05/01/29(a)	425	430,312
10.500%	06/01/30	685	741,355
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	1,181	1,136,925
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	375	392,749
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27	50	50,307
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	625	625,000
Sr. Sec’d. Notes, 144A
5.875%	02/15/27	300	299,888
8.125%	01/15/29	100	106,750
8.375%	02/01/28	125	130,910
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	115	114,856
7.750%	02/15/29	625	667,856
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	275	280,500
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	50	50,401
5.500%	08/31/26	75	75,563
5.500%	04/01/28	725	731,539
5.625%	09/30/31	295	298,776
6.000%	02/01/33	840	858,194
6.250%	03/15/32	352	364,028
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	475	$472,891
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29	200	201,640
9.125%	07/15/31	425	463,420
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	325	323,252
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	640	635,757
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	50	49,313
			11,737,416
Lodging — 1.3%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	325	310,158
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	414	408,412
Gtd. Notes, 144A
3.625%	02/15/32	375	338,729
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	331	317,684
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	327	324,463
4.750%	10/15/28(a)	890	872,174
5.500%	04/15/27	605	606,849
6.125%	09/15/29	150	151,928
6.500%	04/15/32(a)	415	422,490
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	513	495,507
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	225	224,520
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	450	437,085
			4,909,999
Machinery-Construction & Mining — 0.2%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	675	658,517
Sr. Unsec’d. Notes, 144A
6.250%	10/15/32	90	90,000
			748,517

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.6%
ATS Corp. (Canada),
Gtd. Notes, 144A
4.125%	12/15/28	555	$520,312
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)	265	289,011
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	880	927,854
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $356,450; purchased 08/02/21 - 06/26/24)(f)
4.625%	12/15/28	395	264,395
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	385	408,268
			2,409,840
Media — 7.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	581	502,173
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	2,770	2,446,485
4.750%	03/01/30	2,606	2,394,239
5.000%	02/01/28	1,035	1,007,094
5.125%	05/01/27	175	172,128
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	615	437,346
4.125%	12/01/30	200	145,769
5.375%	02/01/28	1,340	1,128,120
5.500%	04/15/27	350	307,174
6.500%	02/01/29	900	744,542
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	288	146,132
5.750%	01/15/30	950	491,629
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,286,225; purchased 07/18/19 - 05/19/21)(f)
6.625%	08/15/27(d)	5,020	64,662
Sec’d. Notes, 144A (original cost $1,578,917; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	2,365	27,723
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	375	367,703
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,040	697,234
5.875%	11/15/24	1,529	1,518,873
7.375%	07/01/28	25	18,681
7.750%	07/01/26	2,881	2,498,856
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	605	561,058
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,225	$1,284,746
Gannett Holdings LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/26	255	255,661
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	310	297,656
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30	160	102,335
7.000%	05/15/27(a)	598	587,651
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	422	223,726
Sr. Sec’d. Notes
6.375%	05/01/26	220	192,310
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	206	140,425
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29(a)	425	401,948
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	367	350,138
5.625%	07/15/27	418	414,111
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	595	507,759
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	835	549,523
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	400	298,008
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	95	82,748
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	290	252,763
Sr. Sec’d. Notes, 144A
4.125%	12/01/30(a)	410	321,463
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	437	396,665
5.000%	08/01/27	218	214,785
5.500%	07/01/29(a)	1,115	1,088,865
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29	650	619,159
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	250	223,331
6.625%	06/01/27	955	957,905
7.375%	06/30/30(a)	540	522,130

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
8.000%	08/15/28	330	$337,497
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30	200	177,238
5.500%	05/15/29(a)	200	191,156
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	400	367,332
			27,036,655
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	250	240,131
Mining — 1.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	415	420,760
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	75	80,499
Unsec’d. Notes, 144A
11.500%	10/01/31	175	197,801
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	380	377,329
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	375	368,861
8.625%	06/01/31(a)	200	200,250
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	265	270,361
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	210	207,375
6.125%	04/01/29	505	510,606
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	535	545,031
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	200	182,843
4.750%	01/30/30	860	832,659
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	105	110,190
			4,304,565
Miscellaneous Manufacturing — 0.4%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	100	99,767
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	370	353,905
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31(a)	285	$255,005
6.250%	02/15/29	205	208,876
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	620	650,801
			1,568,354
Office/Business Equipment — 0.1%
Xerox Holdings Corp.,
Gtd. Notes, 144A
8.875%	11/30/29	295	274,304
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	85	88,803
			363,107
Oil & Gas — 6.1%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29	140	141,916
8.250%	02/15/26	150	151,826
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,175	518
Antero Resources Corp.,
Gtd. Notes, 144A
7.625%	02/01/29	360	371,257
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	325	325,134
9.000%	11/01/27	275	329,742
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)	894	915,506
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
8.500%	04/30/30	460	477,020
Chesapeake Energy Corp.,
Gtd. Notes, 144A
6.750%	04/15/29	665	677,662
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26	595	596,577
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/15/26	50	50,059
7.000%	06/15/25	525	525,007
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	610	637,502
8.625%	11/01/30	175	185,535
8.750%	07/01/31	800	848,000
CNX Resources Corp.,
Gtd. Notes, 144A
6.000%	01/15/29	395	397,175

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
7.250%	03/01/32	135	$141,641
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	600	561,112
6.750%	03/01/29	655	640,274
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	125	122,874
7.625%	04/01/32	125	125,370
9.250%	02/15/28	940	981,597
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29(a)	114	115,335
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	360	376,261
Encino Acquisition Partners Holdings LLC,
Gtd. Notes, 144A
8.500%	05/01/28	400	407,287
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,050	1,022,296
6.000%	02/01/31	325	315,660
6.250%	11/01/28	226	225,769
6.250%	04/15/32	275	267,785
8.375%	11/01/33	247	266,211
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A
7.625%	08/15/29	70	69,917
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	235	234,519
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	175	170,667
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28	305	285,938
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	135	135,323
8.875%	08/15/31	180	171,211
9.125%	01/31/30	500	515,682
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30(a)	650	670,710
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29(a)	300	284,019
4.625%	05/01/30(a)	400	377,504
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32	80	81,210
Permian Resources Operating LLC,
Gtd. Notes, 144A
5.875%	07/01/29	330	330,410
6.250%	02/01/33	120	121,920
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
7.000%	01/15/32	455	$473,091
8.000%	04/15/27	75	77,217
9.875%	07/15/31	260	290,046
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	200	198,852
7.125%	01/15/26(a)	246	245,385
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29(a)	175	181,156
Gtd. Notes, 144A
4.750%	02/15/30	843	813,261
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27	275	275,188
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	105	105,414
7.000%	08/01/32	75	75,324
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	590	564,425
5.375%	02/01/29	570	567,675
5.375%	03/15/30	510	508,332
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29	150	156,811
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	195	187,305
4.500%	04/30/30	550	526,723
5.875%	03/15/28	25	25,136
6.000%	04/15/27	284	284,878
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	93	92,169
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	91	90,696
8.250%	05/15/29	450	444,375
8.500%	05/15/31	25	24,750
Sr. Sec’d. Notes, 144A
8.750%	02/15/30	225	234,823
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	565	580,413
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	125	133,538
Gtd. Notes, 144A
7.875%	04/15/32	185	179,210
			22,985,131
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	133	133,470

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27	375	$378,382
			511,852
Packaging & Containers — 2.3%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	400	89,600
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	400	285,600
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	650	584,123
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.875%	11/15/29	635	588,632
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	150	148,518
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	200	187,385
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	398,400
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	430	425,953
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	270	235,452
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	300	281,287
6.750%	07/15/26	330	329,813
8.625%	10/01/31	195	193,688
9.500%	11/01/28	50	51,634
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	175	158,302
10.500%	07/15/27	350	351,581
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/27(a)	1,185	1,225,477
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	530	532,679
7.250%	05/15/31	50	51,312
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	175	167,684
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	531	511,018
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	575	$638,126
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	500	478,654
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	650	645,255
			8,560,173
Pharmaceuticals — 2.5%
180 Medical, Inc. (United Kingdom),
Gtd. Notes, 144A
3.875%	10/15/29	320	303,354
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	1,325	1,227,829
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	567	464,170
9.250%	04/01/26	437	411,179
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	425	276,250
5.000%	02/15/29	771	445,252
5.250%	01/30/30	1,155	646,800
5.250%	02/15/31	25	13,625
6.250%	02/15/29	1,700	1,041,250
7.000%	01/15/28	25	17,000
9.000%	12/15/25	25	23,937
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	980	766,850
5.500%	11/01/25	615	602,700
Grifols SA (Spain),
Gtd. Notes, 144A
4.750%	10/15/28(a)	485	454,261
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	200	193,554
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	258	247,978
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	1,725	1,623,347
Owens & Minor, Inc.,
Gtd. Notes, 144A
4.500%	03/31/29(a)	495	447,795
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A (original cost $59,108; purchased 01/17/24)(f)
7.750%	11/15/25	75	74,086
			9,281,217

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	300	$297,221
5.750%	01/15/28	1,090	1,091,353
6.625%	02/01/32	85	87,929
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	50	52,006
7.250%	07/15/32	85	89,284
Buckeye Partners LP,
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28	188	182,350
DT Midstream, Inc.,
Gtd. Notes, 144A
4.375%	06/15/31(a)	595	563,049
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C, 3 Month SOFR + 4.372%
9.313%(c)	10/17/24(oo)	505	505,700
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	370	380,979
7.500%	06/01/27	50	51,497
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/28	710	718,873
8.000%	01/15/27	300	306,612
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	200	200,659
Gtd. Notes, 144A
8.250%	01/15/32	115	119,342
Harvest Midstream I LP,
Sr. Unsec’d. Notes, 144A
7.500%	05/15/32	370	388,985
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	615	587,219
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/32	70	72,471
8.875%	07/15/28	350	371,369
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	585	589,062
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/29	665	681,871
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A
6.750%	07/15/32	370	381,111
NuStar Logistics LP,
Gtd. Notes
6.000%	06/01/26	256	257,709
6.375%	10/01/30	495	513,720
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	635	$598,363
6.875%	04/15/40	550	536,692
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	825	798,890
6.000%	03/01/27	190	189,837
6.000%	12/31/30	220	209,132
6.000%	09/01/31	75	71,050
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	305	308,369
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	355	335,485
6.250%	01/15/30	450	471,656
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	445	451,065
Sr. Sec’d. Notes, 144A
7.000%	01/15/30	180	184,729
8.125%	06/01/28	590	615,075
8.375%	06/01/31(a)	218	229,790
9.500%	02/01/29	1,385	1,557,137
9.875%	02/01/32	850	944,578
			15,992,219
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.750%	01/15/29(a)	645	537,944
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28	419	428,810
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
7.750%	09/01/30	100	106,306
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	200	186,676
4.375%	02/01/31	400	366,845
5.375%	08/01/28	555	546,959
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	550	531,940
			2,705,480
Real Estate Investment Trusts (REITs) — 1.1%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	429	353,703
9.750%	06/15/25	33	32,994
Sr. Unsec’d. Notes
4.750%	02/15/28	350	316,750

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.250%	03/15/28	384	$382,505
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	650	475,256
5.000%	10/15/27(a)	75	67,107
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	140	145,294
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	260	256,574
Gtd. Notes, 144A
6.500%	04/01/32	205	211,929
7.250%	07/15/28	370	387,246
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	175	161,881
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	01/15/27	50	48,730
7.250%	04/01/29(a)	685	718,433
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28	400	426,980
			3,985,382
Retail — 4.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,533	1,408,444
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29(a)	325	301,778
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)	475	453,263
Bath & Body Works, Inc.,
Gtd. Notes
6.750%	07/01/36	325	335,320
6.875%	11/01/35	496	517,316
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	100	98,939
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30(a)	425	440,238
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	400	429,982
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
12.000%	12/01/28	275	288,396
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30	937	$1,019,429
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31	160	189,061
Cougar JV Subsidiary LLC,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/32	125	132,187
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	1,153	1,072,550
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	100	95,445
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	330	290,560
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	645	583,255
3.875%	10/01/31	450	393,335
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	450	425,786
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	575	552,398
8.250%	08/01/31	150	159,261
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	655	611,474
Macy’s Retail Holdings LLC,
Gtd. Notes, 144A
5.875%	03/15/30(a)	355	347,900
NMG Holding Co., Inc./Neiman Marcus Group LLC,
Sr. Sec’d. Notes, 144A
8.500%	10/01/28	300	305,111
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.375%	04/01/30(a)	430	394,628
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	500	427,151
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	300	258,935
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	150	142,587
7.500%	10/15/27	50	50,169
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29	515	480,638
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	830	795,700
RITE AID Corp.,
0.000%	12/31/47^	60	35,600

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sec’d. Notes, Series A
15.000%	08/30/31^	170	$103,052
Sec’d. Notes, Series B
15.000%	08/30/31^	80	—
Sr. Sec’d. Notes, PIK 8.000%
8.000%	12/31/30^	170	—
Sr. Sec’d. Notes, 144A
12.057%	08/30/31^	60	53,677
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	540	554,935
Sonic Automotive, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29	525	493,168
Staples, Inc.,
Sec’d. Notes, 144A
12.750%	01/15/30	256	209,924
Sr. Sec’d. Notes, 144A
10.750%	09/01/29	715	694,031
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	783	729,796
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	985	933,514
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	300	302,935
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%
8.250%	03/15/26	125	125,112
			17,236,980
Semiconductors — 0.6%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27	515	518,940
ams-OSRAM AG (Austria),
Sr. Unsec’d. Notes, 144A
12.250%	03/30/29	400	423,676
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	355	342,708
5.950%	06/15/30(a)	385	392,387
ON Semiconductor Corp.,
Gtd. Notes, 144A
3.875%	09/01/28	260	247,917
Synaptics, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29(a)	375	355,402
			2,281,030
Software — 0.8%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	485	466,245
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29		650	$625,542
Sr. Sec’d. Notes, 144A
3.875%	07/01/28		245	234,843
Elastic NV,
Sr. Unsec’d. Notes, 144A
4.125%	07/15/29		410	381,833
RingCentral, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/30		462	493,901
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		690	690,083
				2,892,447
Telecommunications — 3.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
2.250%	01/15/25	EUR	400	437,735
5.000%	01/15/28		1,385	1,166,655
5.750%	08/15/29		400	320,000
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27		317	110,950
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29		250	175,000
CommScope LLC,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26		691	671,114
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		337	282,453
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $2; purchased 11/14/23 - 07/25/24)(f)
0.000%	12/31/30^		16	1,221
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $956; purchased 11/14/23)(f)
0.000%	12/31/30^		1	418
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $5; purchased 11/14/23)(f)
0.000%	12/31/30^		51	349
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $190,646; purchased 01/30/24 - 05/15/24)(f)
10.500%	05/25/27		205	206,575
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $7,462; purchased 01/30/24 - 05/15/24)(f)
10.500%	11/25/28		11	10,405
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		530	235,941

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	350	$347,621
Sec’d. Notes, 144A
6.000%	01/15/30	325	324,378
6.750%	05/01/29	250	251,815
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	650	644,369
5.875%	10/15/27	825	828,312
8.750%	05/15/30	75	79,734
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	480	418,060
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26(a)	500	505,455
8.500%	04/15/31	200	214,530
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	1,595	1,527,212
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	125	87,347
3.750%	07/15/29	200	136,781
4.250%	07/01/28	375	300,879
Sec’d. Notes, 144A
3.875%	10/15/30	150	110,797
4.000%	04/15/31	100	73,082
4.500%	04/01/30	125	97,883
4.875%	06/15/29	750	633,447
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	150	164,135
11.000%	11/15/29	302	334,322
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	04/15/29(a)	201	168,864
4.125%	04/15/30(a)	201	163,843
4.125%	04/15/30	173	129,882
Optics Bidco SpA (Italy),
Sr. Sec’d. Notes, 144A
6.000%	09/30/34	375	380,464
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
7.125%	10/15/32	200	200,406
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	395	388,877
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/28(a)	150	150,067
8.250%	10/01/31	140	142,588
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29(a)	440	469,150
			12,893,116
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.6%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	535	$562,774
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	620	639,595
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)	580	607,862
7.125%	02/01/32	235	247,003
			2,057,234

Total Corporate Bonds (cost $322,397,008)			309,578,444
Floating Rate and Other Loans — 5.7%
Advertising — 0.0%
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%
8.204%(c)	12/17/26	25	21,831
Apparel — 0.1%
Varsity Brands, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
8.821%(c)	08/26/31	364	361,335
Auto Parts & Equipment — 0.3%
Adient US LLC,
Term Loan B-2, 1 Month SOFR + 2.750%
7.595%(c)	01/31/31	278	278,046
Dexko Global, Inc.,
First Lien Closing Date Dollar Term Loan, 3 Month SOFR + 4.012%
8.615%(c)	10/04/28	396	381,815
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%
14.014%(c)	03/30/28^	345	326,025
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.978%(c)	11/17/28	168	158,953
			1,144,839
Beverages — 0.2%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.115%(c)	03/31/28	809	807,585
Building Materials — 0.1%
Cabinetworks,
Initial Term Loan, 3 Month SOFR + 4.512%
9.115%(c)	05/17/28	292	241,830
MIWD HoldCo II LLC,
2024 Incremental Term Loan
—%(p)	03/28/31	160	159,899
			401,729
Chemicals — 0.3%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%
9.557%(c)	11/15/30	468	438,422

A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Chemicals (cont’d.)
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
10.102%(c)	06/28/28	220	$207,411
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 2.000%
7.286%(c)	12/31/25^	148	147,980
Term Loan, 3 Month SOFR + 10.000%
15.299%(c)	10/12/28	211	209,508
			1,003,321
Commercial Services — 0.0%
Fly Funding II Sarl (Luxembourg),
Term B Loan, 3 Month LIBOR + 1.750%
7.120%(c)	08/11/25	47	45,919
Computers — 0.1%
Ahead DB Holdings LLC,
Term B-2 Facility, 3 Month SOFR + 3.500%
8.104%(c)	02/01/31	219	219,473
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.451%(c)	03/01/29	197	195,947
			415,420
Cosmetics/Personal Care — 0.2%
Conair Holdings LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.864%
8.710%(c)	05/17/28	681	621,566
Electric — 0.1%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 7.000%
11.604%(c)	07/20/28^	166	163,852
Electronics — 0.0%
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%
10.350%(c)	08/15/29	160	155,805
Environmental Control — 0.1%
Madison Iaq LLC,
Initial Term Loan, 6 Month SOFR + 2.750%
7.889%(c)	06/21/28	496	495,243
Foods — 0.2%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 2.000%
11.954%(c)	06/30/26^	601	487,212
11.954%(c)	06/30/26^	340	181,211
Super Senior DDTL, 1 Month SOFR + 11.600%
16.651%(c)	06/30/26^	16	16,418
			684,841
Healthcare-Services — 0.4%
Parexel International, Inc.,
Refinancing Term Loan, 1 Month SOFR + 3.000%
7.845%(c)	11/15/28	779	778,711
Star Parent, Inc.,
Term Loan B, 3 Month SOFR + 3.750%
8.354%(c)	09/27/30	498	483,005
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Healthcare-Services (cont’d.)
US Renal Care, Inc.,
Closing Date Term Loan, 1 Month SOFR + 5.114%
9.960%(c)	06/20/28	360	$327,526
			1,589,242
Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
9.752%(c)	12/19/30	79	78,838
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%
8.960%(c)	10/06/28	575	462,213
Insurance — 0.3%
Acrisure LLC,
2024 Refinancing Term Loan, 1 Month SOFR + 3.250%
8.211%(c)	11/06/30	100	98,677
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.195%(c)	08/21/28	720	707,979
New B-4 Term Loan, 1 Month SOFR + 5.364%
10.210%(c)	01/20/29	240	221,325
New B-8 Term Loan, 1 Month SOFR + 3.364%
8.210%(c)	12/23/26	249	249,027
			1,277,008
Internet — 0.1%
Cablevision Lightpath LLC,
Initial Term Loan, 1 Month SOFR + 3.364%
8.461%(c)	11/30/27	25	24,885
Shutterfly Finance LLC,
2nd Lien PIK Term Loan, 3 Month SOFR + 1.000%
6.604%(c)	10/01/27	226	192,713
			217,598
Machinery-Diversified — 0.1%
SPX Flow, Inc.,
Cov-Lite TLB, 1 Month SOFR + 3.500%
8.345%(c)	04/05/29	400	400,485
Media — 0.7%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
10.301%(c)	10/31/27	424	382,238
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.597%(c)	01/18/28	869	844,222
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	462	552,821
First Lien Term Loan, 1 Month SOFR + 10.005%
15.301%(c)	05/25/26^	52	46,467
Second Lien Term Loan
8.175%	08/24/26	216	2,324

A19

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Media (cont’d.)
Gray Television, Inc.,
Term F Loan, 1 Month SOFR + 5.250%
10.451%(c)	06/04/29	109	$104,258
iHeartCommunications, Inc.,
New Term Loan, 1 Month SOFR + 3.114%
7.960%(c)	05/01/26	390	338,117
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%
8.210%(c)	09/25/26	184	157,641
			2,428,088
Metal Fabricate/Hardware — 0.2%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
11.104%(c)	04/23/30	776	768,339
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	19	1,617
Packaging & Containers — 0.2%
Graham Packaging Co., Inc.,
Initial Term Loan, 1 Month SOFR + 2.500%
7.345%(c)	08/04/27	222	221,890
LABL, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 5.100%
9.945%(c)	10/29/28	317	309,195
			531,085
Pharmaceuticals — 0.0%
MI OpCo Holdings, Inc.,
2023 Term Loan, 1 Month SOFR + 7.350%
12.195%(c)	03/31/28	147	143,691
Pipelines — 0.1%
Buckeye Partners LP,
Term Loan B-2, 1 Month SOFR + 2.000%
6.845%(c)	11/22/30	498	496,768
Retail — 0.5%
Claire’s Stores, Inc.,
Term Loan B, 1 Month SOFR + 6.600%
11.445%(c)	12/18/26	607	505,253
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
8.710%(c)	03/06/28	233	232,233
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.115%(c)	03/03/28	511	485,493
Prime Source,
Intial Term Loan, 3 Month SOFR + 3.512%
8.843%(c)	12/28/27	190	186,330
White Cap Buyer LLC,
Tranche C Term Loan, 1 Month SOFR + 3.249%
8.095%(c)	10/19/29	533	528,294
			1,937,603
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Semiconductors — 0.2%
Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%
7.947%(c)	02/01/29	569	$569,415
Software — 0.6%
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%
8.451%(c)	05/01/31	448	446,631
Dun & Bradstreet Corp.,
Incremental Term B-2, 1 Month SOFR + 2.750%
7.605%(c)	01/18/29	721	720,698
Genesys Cloud Services,
2024 Incremental No. 2 Dollar Term Loan, 1 Month SOFR + 3.500%
8.345%(c)	12/01/27	598	599,459
Rocket Software, Inc.,
Term Loan, 1 Month SOFR + 4.750%
9.595%(c)	11/28/28	214	213,949
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.219%(c)	07/14/28	275	223,643
UKG, Inc.,
Term Loan B, 3 Month SOFR + 3.250%
8.555%(c)	02/10/31	115	114,713
			2,319,093
Telecommunications — 0.4%
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
9.345%(c)	09/27/29	373	349,104
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.002%(c)	05/25/27	25	25,164
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.414%(c)	04/15/29	465	473,663
Term B-2, 1 Month SOFR + 6.560%
11.414%(c)	04/15/30	315	321,356
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%
7.319%(c)	04/15/29	99	87,196
Term B-2 Loan, 1 Month SOFR + 2.464%
7.319%(c)	04/15/30	102	87,728
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan
8.865%	10/02/28(d)	525	78,792
Initial Term Loan - Second Lien
12.596%	10/01/29(d)	195	2,275
			1,425,278
Transportation — 0.1%
First transit Parent, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.262%
7.865%(c)	07/21/28	306	305,566

A20

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Transportation (cont’d.)
Initial Term C Loan, 3 Month SOFR + 3.262%
7.865%(c)	07/21/28	93	$93,445
			399,011

Total Floating Rate and Other Loans (cost $22,624,696)			21,368,658
U.S. Treasury Obligations — 0.7%
U.S. Treasury Notes
3.750%	12/31/28(h)(k)	2,000	2,013,594
4.250%	02/28/31(h)(k)	250	258,574
4.625%	02/28/25	372	372,247

Total U.S. Treasury Obligations (cost $2,618,117)			2,644,415

	Shares
Common Stocks — 1.8%
Broadline Retail — 0.1%
MYT Holding LLC (Class B Stock)*^	63,595	28,618
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	956	129,060
		157,678
Building Products — 0.0%
SAL TopCo LLC*^	2,403,091	24,031
Chemicals — 0.7%
Cornerstone Chemical Co.*^	16,552	314,488
TPC Group, Inc.*^	52,737	2,004,006
Venator Materials PLC (original cost $1,251,925; purchased 07/18/18 - 10/19/23)*^(f)	688	344,000
		2,662,494
Consumer Staples Distribution & Retail — 0.0%
RITE AID Corp.*^	606,000	61
Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	8,505
Electric Utilities — 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	446,940
Keycon Power Holdings LLC (original cost $915,900; purchased 01/14/19 - 08/28/24)*^(f)	26,576	3
		446,943
Gas Utilities — 0.2%
Ferrellgas Partners LP (Class B Stock)^	3,871	707,484
Health Care Equipment & Supplies — 0.0%
MNK Common Stock*	145	11,006
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	101,981
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
iHeartMedia, Inc. (Class A Stock)*	10,969	$20,292
		122,273
Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp.(a)	4,214	346,601
Heritage Power LLC*^	22,672	1,088,256
Heritage Power LLC*^	997	47,856
Heritage Power LLC*^	26,092	13,046
		1,495,759
Specialty Retail — 0.0%
Claire’s Private Placement*^	795	7,950
Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd. (Jamaica) (original cost $224,263; purchased 01/29/24 - 01/30/24)*^(f)	184,508	463,115
Intelsat Emergence SA (Luxembourg)*	20,934	662,048
		1,125,163

Total Common Stocks (cost $7,012,174)		6,769,347
Preferred Stocks — 0.5%
Broadline Retail — 0.0%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	291,500	196,762
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	75	75,000
Specialty Retail — 0.4%
Claire’s Stores, Inc., CVT*^	780	1,377,215
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $118,470; purchased 01/26/24 - 01/29/24)*^(f)	19,626	212,026

Total Preferred Stocks (cost $647,936)		1,861,003
Unaffiliated Exchange-Traded Funds — 3.1%
iShares Broad USD High Yield Corporate Bond ETF	158,864	5,981,229
iShares iBoxx High Yield Corporate Bond ETF	69,966	5,618,270

Total Unaffiliated Exchange-Traded Funds (cost $11,071,770)		11,599,499

A21

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Units	Value
Warrants* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	$25,150
(cost $25)

Total Long-Term Investments (cost $370,922,915)		358,021,778

	Shares
Short-Term Investments — 12.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	13,390,605	13,390,605
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $33,988,816; includes $33,793,177 of cash collateral for securities on loan)(b)(wb)	34,004,202	33,990,600

Total Short-Term Investments (cost $47,379,421)		47,381,205

TOTAL INVESTMENTS—108.2% (cost $418,302,336)		405,402,983

Liabilities in excess of other assets(z) — (8.2)%		(30,682,339)

Net Assets — 100.0%		$374,720,644

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AID	Agency for International Development
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVT	Convertible Security
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,371,011 and 2.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,366,998; cash collateral of $33,793,177 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $9,946,510. The aggregate value of $2,315,925 is 0.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A22

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Unfunded loan commitments outstanding at September 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $77,171)	78	$77,415	$243	$—
Likewize Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 08/15/29 (cost $14,583)	15	14,164	—	(419)
		$91,579	$243	$(419)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
65	2 Year U.S. Treasury Notes	Dec. 2024	$13,535,742	$40,797
63	5 Year U.S. Treasury Notes	Dec. 2024	6,922,617	12,846
47	10 Year U.S. Treasury Notes	Dec. 2024	5,371,219	1,856
7	20 Year U.S. Treasury Bonds	Dec. 2024	869,313	(2,033)
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	399,281	(1,442)
				$52,024
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	HSBC	GBP	299	$400,054	$399,545	$—	$(509)
Euro,
Expiring 10/02/24	SSB	EUR	268	299,108	298,823	—	(285)
				$699,162	$698,368	—	(794)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/24	MSI	GBP	299	$394,554	$399,545	$—	$(4,991)
Expiring 11/05/24	HSBC	GBP	299	400,037	399,533	504	—
Euro,
Expiring 10/02/24	BOA	EUR	268	300,133	298,823	1,310	—
Expiring 11/05/24	SSB	EUR	268	299,531	299,264	267	—
				$1,394,255	$1,397,165	2,081	(4,991)
						$2,081	$(5,785)
Credit default swap agreement outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	375	$(27,778)	$(27,937)	$(159)
A23

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreement outstanding at September 30, 2024 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.960%	MSI	12/20/24	(6,630)	$(210,025)	$—	$(210,025)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.960%	GSI	12/20/24	(1,580)	(4,956)	—	(4,956)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.960%	MSI	12/20/24	(1,140)	(21,220)	—	(21,220)
					$(236,201)	$—	$(236,201)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A24